Document and Entity Information	Jun. 25, 2024
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 25, 2024
Entity File Number	001-36464
Entity Registrant Name	Agile Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2936302
Entity Address State Or Province	NJ
Entity Address, Address Line One	500 College Road East
Entity Address, Adress Line Two	Suite 310
Entity Address, City or Town	Princeton
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	683-1880
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	false
Entity Central Index Key	0001261249
Amendment Flag	false